Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

Note 17 : Income taxes

No income tax arose in the United States of America by the Group for the years ended December 31, 2024, 2023 and 2022.

The Company and Pact Asia Pacific Limited are exempt from taxation in the British Virgin Islands (“BVI”).

Far East provided for Hong Kong profits tax at a rate of 8.25% on assessable profits up to US$256,000; and 16.5% on any part of assessable profits over US$256,000 in year 2024 and 2023 (2022: 16.5%) on the basis of their income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for profits tax purposes.

Euro Tech Trading (Shanghai) Limited (“ETTS”), a subsidiary of Far East, provides for PRC Enterprise Income Tax (“EIT”) at a rate of 25% (2023 and 2022: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2024, ETTS had an assessable loss carried forward of US$19,000 as agreed by the local tax authority to offset its profit for the forth coming years (2023: US$51,000 and 2022: US$103,000). Such loss will expire in 5 years.

Shanghai Euro Tech Limited (“SET”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2023 and 2022: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

Yixing Pact Environmental Technology Co. Ltd. (“Yixing”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2023 and 2022: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2024, Yixing had an assessable loss carried forward of US$1,235,000 as agreed by the local tax authority to offset its profit for the forth coming years (2023: US$1,330,000 and 2022: US$1,509,000). Such loss will expire in 5 years.

Under the New Enterprise Income Tax Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. Aggregate undistributed earnings of Far East’s subsidiaries located in the PRC that are available for distribution to Far East of approximately US$0.6 million at December 31, 2024 (2023: US$0.6 million and 2022: US$0.6 million) are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to Far East. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

The Company and its subsidiaries are based in Hong Kong and PRC and file Hong Kong profits tax return and PRC EIT return, respectively. The components of the (provision) / credit for income taxes (expense) / credit were as follows:

	Year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Current taxes (expense )
Hong Kong profits tax and the PRC EIT	(33)	(45)	-
Income tax expense	(33)	(45)	-

Deferred tax (expenses) / credit
Hong Kong and the PRC	(39)	-	(24)
Total deferred tax (expenses) / credit	(39)	-	(24)

Total (expense) / credit	(72)	(45)	(24)

The items comprising the difference between income taxes computed at the Hong Kong profits tax and PRC EIT statutory tax rates in effect for 2024, 2023 and 2022 and our effective tax rates were as follows:

	Year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000

Income before income taxes	519	1,695	563
Computed tax using respective companies’ statutory tax rates	(100)	78	131
Change in valuation allowances	62	(79)	58

Non-deductible expenses	(34)	(44)	(213)
Income tax (expense) / credit at effective tax rate	(72)	(45)	(24)

The components of deferred tax assets / (liabilities) are as follows:

	December 31,
	2024	2023
	US$’000	US$’000

Tax losses	313	572

Less: Valuation allowances	(251)	(469)
Net deferred tax assets	62	103

Uncertain tax positions

As a result of the Group’s analysis, management has determined that the Group does not have any material uncertain tax positions.

ZHEJIANG TIANLAN
Income taxes
Income taxes
17.	Income tax (credit) / expense

According to relevant PRC tax laws and regulations, entities incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) at a statutory rate of 25% or reduced national EIT rates of 15% for certain High and New Technology Enterprises (“HNTE”) on PRC taxable income. Zhejiang Tianlan Environmental Protection Technology Company Limited and Hangzhou Tianlan Environmental Protection Equipment Company Limited are classified as HNTE which enjoy a preferential tax rate of 15%.

During the years ended December 31, 2024 and 2023, the PRC tax laws and regulations have launched a tax reduction scheme for small enterprises, Hangzhou Tianlan Pure Environmental Protection Technology Company Limited, Hangzhou Tiancan Environmental Technology Company Limited, Hangzhou Zhongyi Ecological Environment Consulting Co., Limited, Zhejiang Tianlan Environmental Protection Engineering Company Limited, and Xuancheng Lanjing Environmental Protection Equipment Co., Limited are entitled to enjoy this tax benefit. As such, they are subjects to Enterprise Income Tax rate of 20% only.

The Company and its subsidiaries are based in the PRC and file an EIT return. The components of the provision for income tax expense/(credit) were as follows:

	Year ended December 31,
	2024	2023	2022
	RMB’000	RMB’000	RMB’000

Current tax expense / (credit)
PRC EIT	3,275	7,340	(7)

Income tax expense / (credit)	3,275	7,340	(7)

Deferred tax expense / (credit)	(2,910)	8,729	(361)

Total deferred tax expense / (credit)	(2,910)	8,729	(361)

Total expense / (credit)	365	16,069	(368)

The items comprising the difference between income tax computed at the EIT statutory rates in effect for 2024, 2023 and 2022 and our effective tax rates were as follows:

	Year ended December 31,
	2024	2023	2022
	RMB’000	RMB’000	RMB’000

Income before income tax	14,831	86,606	15,398
Computed tax using respective companies’ statutory tax rates	2,152	12,991	2,309
(Over)-provision for income tax in prior years	(5)	(591)	(69)
Temporary differences	1,090	2,931	2,089
Tax effect of revenue not subject to tax			3
Tax effect of expenses not deductible for tax purposes	699	4,472	500
Tax effect of special deduction for research and development costs	(4,081)	(3,734)	(5,257)
Others	510		57
Income taxes expense /(credit) at effective tax rate	365	16,069)	(368)

The components of deferred tax assets are as follows:

	December 31,
	2024	2023
	RMB’000	RMB’000

Allowance for doubtful accounts	5,058	4,218
Deferred government grant	631	213
Impairment losses on assets	1,771	1,508
Change in fair value	(37)
Investment loss	1,425	-

Total deferred tax assets	8,848	5,939

Uncertain tax positions

As a result of the Group’s analysis, management has determined that the Group does not have any material uncertain tax positions.